THE ADVISORS' INNER CIRCLE FUND II

                           HANCOCK HORIZON VALUE FUND
                          HANCOCK HORIZON GROWTH FUND
                  HANCOCK HORIZON QUANTITATIVE LONG/SHORT FUND
                   HANCOCK HORIZON BURKENROAD SMALL CAP FUND
                 HANCOCK HORIZON DIVERSIFIED INTERNATIONAL FUND
                            (TOGETHER, THE "FUNDS")

                       SUPPLEMENT DATED FEBRUARY 12, 2014
                                     TO THE
 INSTITUTIONAL CLASS, CLASS A AND CLASS C SHARES PROSPECTUS (THE "PROSPECTUS")
                                      AND
                STATEMENT OF ADDITIONAL INFORMATION (THE "SAI"),
                            EACH DATED MAY 31, 2013

 THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SAI, AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS
                                    AND SAI.

Effective February 12, 2014, Fund investments of $1,000,000 or more redeemed within 18 months of purchase may be subject to a contingent deferred sales charge (CDSC) of up to 0.75%. Accordingly, the Prospectus and SAI are revised as follows:

1. Under the heading "Shareholder Fees (fees paid directly from your investment)" in the "Fund Fees and Expenses" sections of the Fund Summary sections of the Prospectus, the "Class A Shares" column is hereby deleted and replaced with the following:

--------------------------------------------------------------------------------
                                                                 CLASS A SHARES
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases
 (as a percentage of offering price)                                 5.25%
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)
 (as a percentage of net asset value)                                0.75%(1)
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Reinvested
 Dividends and Other Distributions (as a percentage
 of offering price)                                                  None
--------------------------------------------------------------------------------
Redemption Fee (as a percentage of amount redeemed,
 if applicable)                                                      None
--------------------------------------------------------------------------------
Exchange Fee                                                         None
--------------------------------------------------------------------------------

(1) Contingent deferred sales charge (CDSC) on certain investments of $1,000,000 or more redeemed within 18 months of purchase.

2. In the "Sales Charges" section of the Prospectus, the third sentence under the subsection entitled "Contingent Deferred Sales Charges (CDSC) - Class A Shares" on page 58 is hereby deleted and replaced with the following:

If you purchase $1,000,000 or more of Class A Shares and sell your shares within 18 months after your purchase, you may pay a CDSC of up to 0.75% on the lesser of (1) the NAV of the shares at the time of purchase or (2) the NAV of the shares next calculated after the Fund receives your sale request.

3. In the "Distributor" section of the SAI, the existing footnote references in the table under the heading "Dealer Reallowances" on page 54 are hereby deleted and replaced with a reference to the "$1,000,000 and over" column.


              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.



                                                                 HHF-SK-013-0100

                       THE ADVISORS' INNER CIRCLE FUND II

                      HANCOCK HORIZON U.S. SMALL CAP FUND
                                  (THE "FUND")

                       SUPPLEMENT DATED FEBRUARY 12, 2014
                                     TO THE
 INSTITUTIONAL CLASS, CLASS A AND CLASS C SHARES PROSPECTUS (THE "PROSPECTUS")
                                      AND
                STATEMENT OF ADDITIONAL INFORMATION (THE "SAI"),
                          EACH DATED DECEMBER 23, 2013

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN
 THE PROSPECTUS AND SAI, AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS
                                    AND SAI.

Effective February 12, 2014, Fund investments of $1,000,000 or more redeemed within 18 months of purchase may be subject to a contingent deferred sales charge (CDSC) of up to 0.75%. Accordingly, the Prospectus and SAI are revised as follows:

1. In the "Fund Fees and Expenses" section of the Prospectus, the "Shareholder Fees (fees paid directly from your investment)" table on page 1 is hereby deleted and replaced with the following:

------------------------------------------------------------------------------------------------------------------------------------
                                                                             INSTITUTIONAL CLASS
                                                                                   SHARES           CLASS A SHARES    CLASS C SHARES
------------------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases
 (as a percentage of offering price)                                                None                5.25%              None
------------------------------------------------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)
 (as a percentage of net asset value)                                               None                0.75%(1)           None
------------------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other
 Distributions (as a percentage of offering price)                                  None                None               None
------------------------------------------------------------------------------------------------------------------------------------
Redemption Fee (as a percentage of amount redeemed, if applicable)                  None                None               None
------------------------------------------------------------------------------------------------------------------------------------
Exchange Fee                                                                        None                None               None
------------------------------------------------------------------------------------------------------------------------------------

(1) Contingent deferred sales charge (CDSC) on certain investments of $1,000,000 or more redeemed within 18 months of purchase.

2. In the "Sales Charges" section of the Prospectus, the following footnote is added to the last row of the table under the heading "Front-End Sales Charges - Class A Shares" on page 12:

(1) If you are in a category of investors who may purchase Fund shares without a front-end sales charge, you will be subject to the following deferred sales charges if you redeem your shares within 18 months of purchase: 0.75% on a purchase of $1,000,000 but less than $4,000,000 of Class A Shares; 0.50% on a purchase of $4,000,000 but less than $50 million of Class A Shares; and 0.25% on a purchase of Class A Shares over $50 million.

3. In the "Sales Charges" section of the Prospectus, the following sentence is hereby added after the second sentence in the "General Information about Sales Charges" subsection on page 13:

The Distributor may pay dealers up to 0.75% on aggregate investments of $1,000,000 or more in Class A Shares of the Fund.

4. The following subsection is hereby added to the end of the "Sales Charges" section of the Prospectus:

CONTINGENT  DEFERRED  SALES  CHARGES  (CDSC)  -  CLASS  A  SHARES

You will not pay a front-end sales charge if you purchase $1,000,000 or more of Class A Shares. In these circumstances, the offering price of Class A Shares is the NAV. If you purchase $1,000,000 or more of Class A Shares and sell your shares within 18 months after your purchase, you may pay a CDSC of up to 0.75% on the lesser of (1) the NAV of the shares at the time of purchase or (2) the NAV of the shares next calculated after the Fund receives your sale request. The sales charge does not apply to shares you purchase through a fee-based account or trust account or through reinvestment of dividends or distributions. So, you never pay a deferred sales charge on any increase in your investment above the initial offering price. This sales charge does not apply to exchanges of Class A Shares of the Fund for Class A Shares of another Hancock Horizon Fund.

5. In the "Distributor" section of the SAI, the following footnote is added to the last column of the table under the heading "Dealer Reallowances" on page S-32:

(1) If you are in a category of investors who may purchase Fund shares without a front-end sales charge, you will be subject to the following deferred sales charges if you redeem your shares within 18 months of purchase: 0.75% on a purchase of $1,000,000 but less than $4,000,000 of Class A Shares; 0.50% on a purchase of $4,000,000 but less than $50 million of Class A Shares; and 0.25% on a purchase of Class A Shares over $50 million.


              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.



                                                                 HHF-SK-014-0100